D2 Contingent liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
D2 Contingent liabilities

D2	Contingent liabilities

Contingent liabilities
	2020	2019
Contingent liabilities	1,198	1,527
Total	1,198	1,527

Contingent liabilities mainly relate to pensions, customs guarantees and tax litigations in subsidiaries. Contingent liabilities assumed by the Company include guarantees of loans to other companies of SEK 15 (27) million.

All ongoing legal and tax proceedings have been evaluated, their potential economic outflows and probability estimated and necessary provisions made. In note A2 “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Financial guarantees for third-parties amounted to SEK 6 (24) million as of December 31, 2020. The maturity date for the majority of the issued guarantees occurs in 2021 at the latest.

As part of its defense to a now settled patent infringement lawsuit filed by Ericsson in 2013 in the Delhi High Court against Indian handset company Micromax, Micromax filed a complaint against Ericsson with the Competition Commission of India (CCI). The CCI decided to refer the case to the Director General’s Office for an in-depth investigation. In January 2014, the CCI opened similar investigations against Ericsson based on claims made by Intex Technologies (India) Limited and, in 2015, based on a now settled claims from iBall. Ericsson has challenged CCI’s jurisdiction in these cases before the Delhi High Court and is awaiting final appellate decision by the Supreme Court of India.

In April 2019, Ericsson was informed by China’s State Administration for Market Regulation (SAMR) Anti-monopoly bureau that SAMR has initiated an investigation into Ericsson’s patent licensing practices in China. Ericsson is cooperating with the investigation, which is still in a fact-finding phase. The next steps include continued fact finding and meetings with SAMR in order to facilitate the authority’s assessments and conclusions.

The amounts in the table above do not include any amounts related to neither Micromax, nor SAMR.